Cover	Nov. 22, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 22, 2022
Entity File Number	000-28027
Entity Registrant Name	REAL BRANDS INC.
Entity Central Index Key	0001084133
Entity Tax Identification Number	40-0014655
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	12 Humbert Street
Entity Address, City or Town	North Providence
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02911
City Area Code	(617)
Local Phone Number	803-0004
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false